Capital Leased Assets and Capital Lease Obligations	12 Months Ended
Dec. 31, 2016
Capital Leased Assets and Capital Lease Obligations [Abstract]:
Capital Leased Assets and Capital Lease Obligations

Between January and April 2014, the Company took delivery ofthe newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi.Upon the delivery of each vessel, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating tothese vessels by entering into a ten-year sale and leaseback transaction for each vessel. The shipbuilding contracts were novated to the financial institutionfor an amount of $85,572 each.

On July 6, 2016 and July 15, 2016the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to theMSC Athos and the MSC Athens (Note 10.B.7), by entering into a seven-year sale and leaseback transaction for each vessel.

The sale and leaseback transactions were classified as capital leases. As the fair value of each vessel sold was in excess of its carrying amount, the difference between the sale proceeds and the carrying amount was classifiedas prepaid lease rentals. In this respect, in 2014 an aggregate amount of $49,817 (including the net settlements on interest rate swaps qualifying for hedge accounting of $6,604) was transferred to prepaid lease rentals. In 2016, with respect to the MSC Athens and MSC Athos transaction an aggregate amount of $26,390 (including the net settlements on interest rate swaps qualifying for hedge accounting of $1,076)was transferred to prepaid lease rentals.

The total value of theMSC Azov, MSC Ajaccio and MSC Amalfi at the inception of the capital lease transactions amounted to $256,716 and the total value of the MSC Athos and MSC Athens, added in 2016, amounted to $151,848. The depreciation charged during the years endedDecember 31, 2014, 2015 and 2016, amounted to$6,169, $7,581 and $9,942, respectively and isincluded in Depreciation in the accompanying consolidated statements of income. As of December 31, 2015 and 2016, accumulated depreciation amounted to $13,750 and $23,692, respectively and is included in Capital leased assets, in the accompanying consolidated balance sheets.As of December 31, 2015 and 2016, the net book value of the vessels amounted to $242,966 and $384,872 respectively and is separately reflected as Capital leased assets, in the accompanying consolidated balance sheets.

The balance of prepaid lease rentals, as of December 31, 2015 and 2016, is as follows:

	December 31, 2015	December 31, 2016
Prepaid lease rentals	45,793	40,811
Additions	-	26,390
Less: Amortization of prepaid lease rentals	(4,982)	(6,779)
Prepaid lease rentals	40,811	60,422
Less: current portion	(4,982)	(8,752)
Non-current portion	35,829	51,670

The capital lease obligations amounting to $363,835 as at December 31, 2016 are scheduled to expire through 2024 and includea bargain purchase option to repurchase the vessels at any time during the charter period. Total interest expenses incurred on capital leases for the years ended December 31, 2014, 2015 and 2016 amounted to $14,793, $17,131 and $18,915, respectively, and are included in Interest and finance costs in the accompanying consolidated statements of income. Finance lease obligations of MSC Athos and MSC Athens bear interest at LIBOR plus a spread, which is not included in the annual lease payments table below.

The annual lease payments under the capital leases after December 31, 2016, are in the aggregate as follows:

Year ending December 31,	Amount
2017	44,906
2018	44,906
2019	44,906
2020	44,991
2021	44,906
2022 and thereafter	219,777
Total	444,392
Less: Amount of interest(MSC Azov, MSC Ajaccio and MSC Amalfi)	(80,557)
Total lease payments	363,835
Less: Financing costs, net	(3,580)
Total lease payments, net	360,255

The total capital lease obligations, net of related financing costs, are presented in the accompanyingDecember 31, 2016, consolidated balance sheet as follows:

Capital lease obligation – current	29,761
Less: current portion of financing costs	(702)
Capital lease obligation – non current	334,074
Less: non-current portion of financing costs	(2,878)
360,255